UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: XX; Amendment Number:    1
  This Amendment (Check only one.)  XX is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       November 28, 2006
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:      395,667(X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER             TITLE    CUSIP      VALUE     SHARES         INV.  OTH  VOTING AUTH
                           OF                  X1000                    DISC  ER
                           CLASS                                        .     MGR
                                                                                   SOLE      SHR  NON
                                                                                                  E

ACCURIDE CORP              COMMON   004398103  $57,715   4628300   N    SOLE       4628300    0    0
AMERICAN DENTAL PARTNERS   COMMON   025353103  $32,166   2107894   N    SOLE       2107894    0    0
ATLANTIS GROUP INC CL A    COMMON   049156102  $4,278    472190    N    SOLE       472190     0    0
BRISTOL WEST HOLDINGS INC  COMMON   11037M105  $58,464   3654000   N    SOLE       3654000    0    0
CARMIKE CINEMAS INC        COMMON   143436400  $19,587   929167    N    SOLE       929167     0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105  $10,636   514315    N    SOLE       514315     0    0
INC
COMPASS MINERALS INTL INC  COMMON   20451N101  $22,477   900900    N    SOLE       900900     0    0
CONCORDE CAREER COLLEGES   COMMON   20651H201  $3,609    188549    N    SOLE       188549     0    0
INC
DATAMIRROR CORP            COMMON   237926100  $13,223   1370297   N    SOLE       1370297    0    0
ENERSYS COM                COMMON   29275Y102  $38,897   1861106   N    SOLE       1861106    0    0
HINES HORTICULTURE INC     COMMON   433245107  $2,918    810431    N    SOLE       810431     0    0
INFINITY PPTY & CAS CORP   COMMON   45665Q103  $429      10470     N    SOLE       10470      0    0
INTERSECTIONS INC          COMMON   460981301  $6,862    632464    N    SOLE       632464     0    0
PANTRY INC DEL             COMMON   698657103  $14,614   253976    N    SOLE       253976     0    0
PETCO ANIMAL SUPPLIES INC  COMMON   716016209  $1,650    80775     N    SOLE       80775      0    0
PROQUEST COMPANY           COMMON   74346P102  $15,951   1297886   N    SOLE       1297886    0    0
REGAL ENTERTAINMENT GROUP  COMMON   758766109  $19,739   971400    N    SOLE       971400     0    0
REGIS CORPORATION          COMMON   758932107  $2,361    66300     N    SOLE       66300      0    0
REPUBLIC AWYS HLDGS INC    COMMON   760276105  $40,716   2392245   N    SOLE       2392245    0    0
RURAL METRO CORP           COMMON   781748108  $19,363   2766091   N    SOLE       2766091    0    0
TEMPUR PEDIC INTERNATIONAL COMMON   88023U101  $7,689    569100    N    SOLE       569100     0    0
INC
TIMBERLAND CO  CL A        COMMON   887100105  $2,323    89000     N    SOLE       89000      0    0




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